Taxation - Schedule of Group's Actual Provision for Income Taxes and the Provision at the PRC (Parentheticals) (Details)	12 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Income tax benefit at statutory tax rate	25.00%